Leases - Operating leases (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Annual leasing expenses for operating leases	kr 1,494	kr 1,316	kr 1,057
Future lease expenses for operating leases	4,626	3,505	3,338
Within 1 year
Operating leases
Future lease expenses for operating leases	1,546	891	866
Within 1 - 2 years
Operating leases
Future lease expenses for operating leases	721	569	525
Within 2 - 3 years
Operating leases
Future lease expenses for operating leases	590	386	368
Within 3 - 4 years
Operating leases
Future lease expenses for operating leases	434	286	264
Within 4 - 5 years
Operating leases
Future lease expenses for operating leases	365	230	201
Within 5 - 10 years
Operating leases
Future lease expenses for operating leases	847	704	639
Within 10 - 15 years
Operating leases
Future lease expenses for operating leases	78	255	297
More than 15 years
Operating leases
Future lease expenses for operating leases	45	184	178
Leased lines
Operating leases
Annual leasing expenses for operating leases	kr 907	773	561
Leased lines | Minimum
Operating leases
Contract period for operating lease	6 months
Leased lines | Maximum
Operating leases
Contract period for operating lease	3 years
Other operating leases
Operating leases
Annual leasing expenses for operating leases	kr 587	kr 543	kr 496